Taxation - Schedule of Reconciliation of Income Tax Expense Benefit (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income taxes rate	26.50%	26.50%